Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Feb. 25, 2020	Feb. 24, 2020
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000	300,000,000	75,000,000
Common stock, shares outstanding	41,869,622	27,642,828	24,749,354
Common stock, shares issued	41,869,622	27,642,828	24,749,354
Shares issuable	0	6,921,299	8,137,859